CONSOLIDATED STATEMENTS OF CASH FLOWS - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement
A. CASH FLOWS FROM OPERATING ACTIVITIES:	$ 34,470	$ 15,554	$ (7,170)
Profit for the year	20,381	19,356	18,678
Adjustments made to obtain the cash flows from operating activities-	13,238	8,148	7,494
Depreciation and amortization	5,222	2,973	2,533
Impairment losses on other assets (net)	370	5
(Gains)/losses on disposal of non-current assets held for sale not classified as discontinued operations	(42)	(38)	(69)
(Gains)/losses on disposal of assets not classified as non-current assets held for sale	(16)	(7)	(6)
Income tax expense recognized in consolidated income statement	6,909	5,458	5,496
Expense recognized with respect to equity-settled share-based payments	237	401	283
Effect of foreign exchange rate changes on Subordinated Additional Tier I Capital Notes	394	6	(479)
Effect of foreign exchange rate changes on cash deposits	164	(650)	(264)
Net (increase)/decrease in operating assets-	(36,074)	(80,396)	218
Financial assets at fair value through profit or loss	(647)
Financial assets held for trading		48,013	27,007
Other financial assets at fair value through profit or loss	27,498	(55,720)	(9,365)
Remeasurement of debt instruments reclassified to financial assets at amortized cost		2,287
Financial assets at fair value through other comprehensive income	(82,536)
Available-for-sale financial assets		(67,730)	(10,877)
Financial assets at amortized cost	18,116
Loans and receivables		(13,996)	(3,927)
Other operating assets	1,495	6,750	(2,620)
Net increase/(decrease) in operating liabilities-	44,943	75,238	(29,596)
Financial liabilities held for trading			(73,336)
Financial liabilities at fair value through profit or loss	(29,046)	(10,846)
Other financial liabilities at fair value through profit or loss	95,460	11,379	30,026
Financial liabilities at amortized cost	(22,630)	69,498	16,747
Other operating liabilities	1,159	5,207	(3,033)
Income tax paid	(8,253)	(7,002)	(4,114)
Dividends received from equity instruments	235	210	150
B. CASH FLOWS FROM INVESTING ACTIVITIES:	(12,002)	(5,349)	(4,525)
Payments-	(12,002)	(7,291)	(4,528)
Tangible assets	(8,766)	(3,307)	(1,816)
Intangible assets	(3,236)	(2,964)	(2,712)
Acquisition of subsidiary		(1,020)
Proceeds-		1,942	3
Disposal of tangible assets		3	3
Sale of Brokerage House		1,175
Sale of Custody business		764
C. CASH FLOWS FROM FINANCING ACTIVITIES:	(12,407)	(13,232)	(9,545)
Payments-	(12,407)	(36,513)	(9,545)
Dividends paid to owners	(10,293)	(11,050)	(8,910)
Paid interest on Subordinated Additional Tier I Capital Notes	(808)	(804)	(635)
Purchase of own shares (treasury shares)	(218)	(437)
Early settlement of Tier II Subordinated Capital Notes		(24,222)
Interest from lease liability	729
Lease liabilities	(1,817)
Proceeds-		23,281
D. EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON FOREIGN CURRENCY CASH	(164)	650	264
E. NET INCREASE/(DECREASE) IN CASH AND BALANCES WITH THE CENTRAL BANK	9,897	(2,377)	(20,976)
F. CASH AND BALANCES WITH THE CENTRAL BANK AT THE BEGINNING OF YEAR	55,310	57,687	78,663
G. CASH AND BALANCES WITH THE CENTRAL BANK AT THE END OF YEAR	$ 65,207	55,310	$ 57,687
Tier II Subordinated Capital Notes
Statement
Issue of subordinated notes		$ 23,281